Intangible Assets - Summary of Possible Changes of Key Assumptions of Cash Generating Units (Detail) - Revenue growth rates (GAGR) [member] - Aggregate not significant individual intangible assets
¥ in Thousands
12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(0.230)	(0.230)
Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ (144,454)	¥ (171,901)
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 639,954	¥ 1,029,470
Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	0.230	0.230
Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 156,716	¥ 185,781
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 941,124	¥ 1,387,152